Segmentation of key figures (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 50,545	$ 51,626	$ 48,659
Net sales	50,545	51,626	48,659
Other revenues	1,283	1,251	1,239
Cost of goods sold	(15,486)	(15,867)	(15,121)
Gross profit	36,342	37,010	34,777
Selling, general and administration	(14,253)	(14,886)	(14,197)
Research and development	(9,996)	(9,540)	(8,980)
Other income	805	1,852	1,742
Other expense	(3,701)	(2,747)	(3,190)
Operating income	9,197	11,689	10,152
(Loss)/income from associated companies	(9)	15,339	673
Interest expense	(837)	(811)	(869)
Other financial income and expense	20	(80)	(78)
Income before taxes	8,371	26,137	9,878
Income taxes	(1,416)	(2,119)	(1,807)
Net income	6,955	24,018	8,071
Attributable to
Shareholders of Novartis AG	6,955	24,021	8,072
Non-controlling interests	0	(3)	(1)
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	41,296	41,995	39,013
Sales to other segments	825	795	792
Net sales	42,121	42,790	39,805
Other revenues	1,249	1,179	1,018
Cost of goods sold	(11,569)	(11,751)	(10,927)
Gross profit	31,801	32,218	29,896
Selling, general and administration	(11,679)	(12,306)	(11,657)
Research and development	(9,172)	(8,641)	(8,118)
Other income	531	1,149	922
Other expense	(2,695)	(1,732)	(1,871)
Operating income	8,786	10,688	9,172
(Loss)/income from associated companies	(2)	5	1
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	9,249	9,631	9,646
Sales to other segments	205	180	189
Net sales	9,454	9,811	9,835
Other revenues	28	61	53
Cost of goods sold	(4,978)	(5,147)	(5,252)
Gross profit	4,504	4,725	4,636
Selling, general and administration	(2,062)	(2,062)	(2,076)
Research and development	(824)	(899)	(862)
Other income	103	233	176
Other expense	(273)	(397)	(831)
Operating income	1,448	1,600	1,043
(Loss)/income from associated companies	2	2	2
Corporate
Disclosure of operating segments [line items]
Sales to other segments	(1,030)	(975)	(981)
Net sales	(1,030)	(975)	(981)
Other revenues	6	11	168
Cost of goods sold	1,061	1,031	1,058
Gross profit	37	67	245
Selling, general and administration	(512)	(518)	(464)
Other income	171	470	644
Other expense	(733)	(618)	(488)
Operating income	(1,037)	(599)	(63)
(Loss)/income from associated companies	$ (9)	$ 15,332	$ 670